Noncontrolling Interest Of Common Units In CHLP (Details) $ in Thousands			12 Months Ended
	Oct. 02, 2015 shares	Mar. 02, 2015 shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) item shares	Dec. 31, 2014 shares
Redeemable Noncontrolling Interest [Line Items]
Number of events causing common units to increase significantly | item				2
Common units redemption to common stock			1.9231%
Common units redeemed			0	0	0
Limited Partner [Member]
Redeemable Noncontrolling Interest [Line Items]
Common units outstanding			2,609,791	2,395,887
Condor Hospitality Limited Partnership [Member]
Redeemable Noncontrolling Interest [Line Items]
Ownership percentage of minority interest			97.80%	90.10%	99.90%
Common Units and LTIP [Member]
Redeemable Noncontrolling Interest [Line Items]
Redemption value | $			$ 2,008	$ 1,197
LTIP [Member]
Redeemable Noncontrolling Interest [Line Items]
Common units outstanding			5,263,152	5,263,152
Grants in period		101,213
Executive Officer [Member] | LTIP [Member]
Redeemable Noncontrolling Interest [Line Items]
Grants in period		5,263,152
Noncontrolling Interest [Member] | Condor Hospitality Limited Partnership [Member]
Redeemable Noncontrolling Interest [Line Items]
Common units outstanding			7,872,943	7,659,039
Common units issued	2,298,879